Shareholder Report, Holdings (Details) - C000248488	Sep. 30, 2024
Cisco Systems8199073
Holdings [Line Items]
Percent of Total Investments	4.10%
VICI Properties8199137
Holdings [Line Items]
Percent of Total Investments	4.00%
Medtronic PLC8199110
Holdings [Line Items]
Percent of Total Investments	4.00%
EOG Resources8199084
Holdings [Line Items]
Percent of Total Investments	3.90%
Duke Energy8199082
Holdings [Line Items]
Percent of Total Investments	3.70%
Bristol-Myers Squibb8199070
Holdings [Line Items]
Percent of Total Investments	3.60%
PPL8199122
Holdings [Line Items]
Percent of Total Investments	3.50%
Verizon Communications8199136
Holdings [Line Items]
Percent of Total Investments	3.50%
Conagra Brands8199079
Holdings [Line Items]
Percent of Total Investments	3.50%
Merck and Company Inc8199112
Holdings [Line Items]
Percent of Total Investments	3.50%
Other
Holdings [Line Items]
Percent of Net Asset Value	(0.10%)
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Materials
Holdings [Line Items]
Percent of Net Asset Value	2.10%
Information Technology
Holdings [Line Items]
Percent of Net Asset Value	6.80%
Exchange Traded Fund
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Energy
Holdings [Line Items]
Percent of Net Asset Value	7.00%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	7.10%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	7.30%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	7.40%
Communication Services
Holdings [Line Items]
Percent of Net Asset Value	9.60%
Financials
Holdings [Line Items]
Percent of Net Asset Value	13.20%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	14.20%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	15.40%